LOANS, FINANCING AND DEBENTURES - Repayment schedule (Details) R$ in Thousands	Dec. 31, 2017 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Repayments	R$ 5,428,400
Loans and financing
Disclosure of detailed information about borrowings [line items]
Repayments	1,539,579
Debentures
Disclosure of detailed information about borrowings [line items]
Repayments	3,108,253
Finance lease
Disclosure of detailed information about borrowings [line items]
Repayments	334,424
Contingent consideration
Disclosure of detailed information about borrowings [line items]
Repayments	446,144
2019/From 1 to 2 years
Disclosure of detailed information about borrowings [line items]
Repayments	845,456
2019/From 1 to 2 years | Loans and financing
Disclosure of detailed information about borrowings [line items]
Repayments	737,548
2019/From 1 to 2 years | Debentures
Disclosure of detailed information about borrowings [line items]
Repayments	64,098
2019/From 1 to 2 years | Finance lease
Disclosure of detailed information about borrowings [line items]
Repayments	43,810
2020
Disclosure of detailed information about borrowings [line items]
Repayments	1,414,815
2020 | Loans and financing
Disclosure of detailed information about borrowings [line items]
Repayments	353,587
2020 | Debentures
Disclosure of detailed information about borrowings [line items]
Repayments	1,024,088
2020 | Finance lease
Disclosure of detailed information about borrowings [line items]
Repayments	37,140
2021
Disclosure of detailed information about borrowings [line items]
Repayments	1,283,037
2021 | Loans and financing
Disclosure of detailed information about borrowings [line items]
Repayments	226,244
2021 | Debentures
Disclosure of detailed information about borrowings [line items]
Repayments	1,024,088
2021 | Finance lease
Disclosure of detailed information about borrowings [line items]
Repayments	32,705
2022
Disclosure of detailed information about borrowings [line items]
Repayments	1,231,714
2022 | Loans and financing
Disclosure of detailed information about borrowings [line items]
Repayments	204,427
2022 | Debentures
Disclosure of detailed information about borrowings [line items]
Repayments	995,979
2022 | Finance lease
Disclosure of detailed information about borrowings [line items]
Repayments	31,308
2023 onwards/Over five years
Disclosure of detailed information about borrowings [line items]
Repayments	653,378
2023 onwards/Over five years | Loans and financing
Disclosure of detailed information about borrowings [line items]
Repayments	17,773
2023 onwards/Over five years | Finance lease
Disclosure of detailed information about borrowings [line items]
Repayments	189,461
2023 onwards/Over five years | Contingent consideration
Disclosure of detailed information about borrowings [line items]
Repayments	R$ 446,144